CASH AND CASH EQUIVALENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash and cash equivalents
Other	$ 144	$ 225
Total cash and cash equivalents	1,850,826	927,694	2,529,010	1,135,987
Ruble
Cash and cash equivalents
Current accounts	300,057	413,139
Deposit accounts	934,169	93,271
U.S. Dollar
Cash and cash equivalents
Current accounts	321,949	215,375
Deposit accounts	101,600	28,002
Euro
Cash and cash equivalents
Current accounts	25,770	17,142
Deposit accounts	2,600	11,288
Hryvna
Cash and cash equivalents
Current accounts	10,873	9,535
Deposit accounts		35,753
Uzbek som
Cash and cash equivalents
Current accounts	150,547	91,236
Turkmenian manat
Cash and cash equivalents
Current accounts	1,501	10,568
Armenian dram
Cash and cash equivalents
Current accounts	$ 1,616	$ 2,160